Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events

NOTE 17—SUBSEQUENT EVENTS:

On November 19, 2013, the Authority completed certain refinancing transactions relating to its Bank Credit Facility, Term Loan Facility and 2009 and 2012 Second Lien Notes:

Senior Secured Credit Facilities

On November 19, 2013, the Authority entered into a loan agreement among the Authority, the Tribe, the Guarantors, RBS Citizens, N.A. as Administrative and Collateral agent, and the other lenders and financial institutions party thereto, providing for $955 million in aggregate principal amount of senior secured credit facilities (the “Senior Secured Credit Facilities”), comprised of a $100 million senior secured revolving credit facility (the “Revolving Facility”), a $125 million senior secured term loan A facility (the “Term Loan A Facility”), and a $730 million senior secured term loan B facility (the “Term Loan B Facility”). The Senior Secured Credit Facilities mature on July 15, 2018, subject to extension based on the satisfaction of certain conditions to November 19, 2018 (in the case of the Revolving Facility and the Term Loan A Facility) and November 19, 2019 (in the case of the Term Loan B Facility).

The Term Loan A Facility will amortize in equal quarterly installments in an aggregate annual amount equal to 5.0% of the original principal amount for the first year after the closing date, 7.5% of the original principal amount for the second year after the closing date, and 10.0% of the original principal amount in each year thereafter, with the balance payable on the maturity date of the Term Loan A Facility. The Term Loan B Facility will amortize in equal quarterly installments in an aggregate annual amount equal to 1.0% of the original principal amount. Amortization of the Term Loan A Facility and Term Loan B Facility will begin with the first full fiscal quarter after the closing date. The proceeds from the Term Loan A Facility and Term Loan B Facility, together with a drawing under the Revolving Facility, were used to repurchase or redeem all of the Authority’s outstanding 2009 Second Lien Notes and 2012 Second Lien Notes, to otherwise satisfy and discharge the obligations in respect of such notes and to satisfy in full all amounts due under the Authority’s Bank Credit Facility and Term Loan Facility, and to pay related fees and expenses. The Revolving Facility will otherwise be available for general corporate purposes.

Borrowings under the Senior Secured Credit Facilities will incur interest as follows: (i) for base rate loans under the Revolving Facility and Term Loan A Facility, a base rate equal to the highest of (a) the prime rate, (b) the federal funds rate plus 50 basis points and (c) the one-month LIBOR rate plus 100 basis points (the highest of (a), (b) and (c), the “base rate”), plus a leverage-based margin of 250 to 350 basis points; (ii) for Eurodollar rate loans under the Revolving Facility and Term Loan A Facility, the applicable LIBOR rate plus a leverage-based margin of 350 to 450 basis points; (iii) for base rate loans under the Term Loan B Facility, the base rate (subject to a 2.00% floor) plus 350 basis points; and (iv) for Eurodollar loans under the Term Loan B Facility, the applicable LIBOR rate (subject to a 1.0% LIBOR floor) plus 450 basis points. The Authority also is required to pay a leverage-based commitment fee of between 37.5 and 50 basis points for unused commitments under the Revolving Facility. Interest on Eurodollar rate loans will be payable at the end of each applicable interest period for periods of three months or less and for loans of more than three months, at intervals of three months duration after the beginning of such interest period. Interest on base rate loans will be payable quarterly in arrears.

The Authority’s obligations under the Senior Secured Credit Facilities are fully and unconditionally guaranteed, jointly and severally, by each of the Guarantors. The collateral securing the Senior Secured Credit Facilities constitutes substantially all of the Authority’s and Grantors’ property and assets.

The Senior Secured Credit Facilities contain customary covenants applicable to the Authority and its restricted subsidiaries, including covenants governing: incurrence of indebtedness, incurrence of liens, payment of dividends and other distributions, investments, asset sales, affiliate transactions, mergers or consolidations and capital expenditures. Additionally, the Senior Secured Credit Facilities include financial maintenance covenants pertaining to total leverage, secured leverage and minimum fixed charge coverage.

Line of Credit

On November 19, 2013, the Authority entered into a new $16.5 million revolving credit facility with Bank of America, N.A. (the “Line of Credit”). The Line of Credit is coterminous with the Senior Secured Credit Facilities. Pursuant to provisions of the Senior Secured Credit Facilities, under certain circumstances, the Line of Credit may be converted into loans under the Senior Secured Credit Facilities. Under the Line of Credit, each advance accrues interest on the basis of a one-month LIBOR Rate plus an applicable margin based on the Authority’s total leverage ratio, as each term is defined under the Line of Credit. Borrowings under the Line of Credit are uncollateralized obligations.

Satisfaction and Discharge of 2012 Second Lien Notes

On November 19, 2013, the Authority completed a tender offer and consent solicitation for any or all of its outstanding 2012 Second Lien Notes. Pursuant to this transaction, the Authority, the Guarantors, the Mohegan Tribe and the trustee for the 2012 Second Lien Notes consummated the consent solicitation by entering into that certain Supplemental Indenture No. 2 to the 2012 Second Lien Notes (the “2012 Second Lien Notes Supplemental Indenture”). The 2012 Second Lien Notes Supplemental Indenture eliminated a substantial number of the covenants in the 2012 Second Lien Notes indenture, including covenants limiting the ability of the Authority and its restricted subsidiaries to incur additional debt, pay dividends or distributions, make certain investments, create liens on assets, enter into transactions with affiliates, merge or consolidate with another company, or transfer and sell assets. On November 19, 2013, the Authority called for redemption all of the 2012 Second Lien Notes that were not validly tendered by the early tender deadline for the transaction. The Authority satisfied and discharged the 2012 Second Lien Notes indenture by depositing with the trustee sufficient funds to fund the redemption on December 19, 2013 and to pay accrued interest on the redeemed notes to the redemption date. Upon the satisfaction and discharge of the 2012 Second Lien Notes, the liens in favor of the collateral agent for the 2012 Second Lien Notes on the assets of the Authority and its subsidiaries that guaranteed the 2012 Second Lien Notes were automatically released. The aggregate principal amount of 2012 Second Lien Notes repurchased or redeemed was $199.8 million.

Satisfaction and Discharge of 2009 Second Lien Notes

On November 19, 2013, the Authority called for redemption all $200,000 of its outstanding 2009 Second Lien Notes. The Authority satisfied and discharged the 2009 Second Lien Notes indenture by depositing with the trustee sufficient funds to fund the redemption of the 2009 Second Lien Notes on December 19, 2013 and to pay accrued interest on the redeemed notes to the redemption date. In connection therewith, the liens in favor of the collateral agent for the 2009 Second Lien Notes on the assets of the Authority and its subsidiaries that guaranteed the 2009 Second Lien Notes were automatically released.

Transaction Costs

The Authority incurred approximately $60.9 million in costs in connection with these refinancing transactions, consisting primarily of consulting, legal and tender and consent fees. In addition, at the date of these refinancing transactions, the Authority had approximately $12.8 million in debt discounts and $15.3 million in unamortized debt issuance costs related to the various debt that were refinanced. Although the Authority has not yet completed its evaluation, it expects that a portion of the costs incurred in connection with these refinancing transactions, as well as previously deferred debt discounts and debt issuance costs, will be expensed in the first quarter of 2014.